Provisions - Summary of Provisions (Detail) - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure provisions [line items]
Provisions	£ 1,648	£ 1,634
Current	1,256	418
Non-current	392	1,216
Social security contributions on share options [member]
Disclosure provisions [line items]
Provisions	51	109
Provision for deferred cash consideration [member]
Disclosure provisions [line items]
Provisions	£ 1,597	£ 1,525